Document And Entity Information	Oct. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2025
Entity Registrant Name	Carlsmed, Inc.
Entity Central Index Key	0001794546
Entity Emerging Growth Company	true
Entity File Number	001-42756
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1081863
Entity Address, Address Line One	1800 Aston Ave, Suite 100
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	(760)
Local Phone Number	766-1923
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	CARL
Security Exchange Name	NASDAQ